WARRANTS (Details Narrative) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Feb. 23, 2022
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Term	6 months	6 months
Public Warrants [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.39
Class of Warrant or Right, Outstanding	14,375,000	14,375,000
Private Warrants [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Outstanding	9,763,333	9,763,333
Public Warrants [Member]
Class of Warrant or Right [Line Items]
Warrant Exercise Period Condition Two	12 months	12 months
Class of Warrant or Right, Redemption Price of Warrants or Rights	$ 0.01	$ 0.01
Redemption Period	30 days	30 days
Warrant Redemption Condition Minimum Share Price	$ 18.00	$ 18.00
Class of Warrant or Right, Redemption of Warrants or Rights, Threshold Trading Days	20 days	20 days
Class of Warrant or Right, Redemption of Warrants or Rights, Threshold Consecutive Trading Days	30 days	30 days
Warrants and Rights Outstanding, Term		5 years
Warrant [Member]
Class of Warrant or Right [Line Items]
Percentage of Gross Proceeds on Total Equity Proceeds	60.00%	60.00%
Threshold Trading Days for Calculating Market Value	20 days	20 days
Threshold Issue Price for Capital Raising Purposes in Connection with the Closing of a Business Combination		$ 9.20
Warrants and rights outstanding exercisable, term	5 years	5 years
Warrant [Member] | Redemption of Warrants when Price Per Share of Class Common Stock Equals or Exceeds 9.50 [Member]
Class of Warrant or Right [Line Items]
Threshold Issue Price for Capital Raising Purposes in Connection with the Closing of a Business Combination	$ 9.20	$ 9.20
Class of Warrant or Right Adjustment of Exercise Price of Warrants or Rights Percent Based on Market Value and Newly Issued Price	115.00%	115.00%
Warrant [Member] | Redemption of Warrants When Price Per Share of Class Common Stock Equals or Exceeds 16.50 [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right Redemption of Warrants or Rights Stock Price Trigger	$ 18.00	$ 18.00
Class of Warrant or Right, Adjustment of Redemption Price of Warrants or Rights, Percent, Based On Market Value And Newly Issued Price 1	180.00%	180.00%